Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 02, 2012	Dec. 02, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Preferred shares, shares authorized	2,500,000
Preferred shares, par value
Mandatorily Redeemable Preferred Shares issued					200,000
Mandatorily Redeemable Preferred Stock Redemption value				$ 200.0
Preferred shares, outstanding	0
Repurchase of Ordinary Shares	1,200,000	300,000
Consideration value for stock options issued to employees	$ 170.0	$ 16.1	$ 14.2